Share Capital - Estimated Fair Value of Options Granted, Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Risk free interest rate	0.90%
Volatility	49.00%
Expected option life (in years)	5 years 7 months 6 days	4 years 8 months 12 days
Dividend yield	3.20%
Forfeiture rate	14.50%